BUSINESS ACQUISITIONS AND DIVESTITURES - KRAVE PURE FOODS NARRATIVE (Details) - USD ($)	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Oct. 04, 2015	Jul. 05, 2015	Mar. 31, 2015
Business Acquisition [Line Items]
Payments of SGM liability (see Note 2)			$ 0	$ 35,762,000	$ 0
KRAVE Pure Foods, Inc.
Business Acquisition [Line Items]
Payments of SGM liability (see Note 2)		$ 220,016,000
Maximum contingent consideration amount						$ 20,000,000
Fair value of the contingent consideration							$ 10,000,000	$ 10,000,000	$ 16,800,000
Payment of contingent consideration	$ 10,000,000